Submission	Jan. 27, 2025
Submission [Line Items]
Central Index Key	0000898293
Registrant Name	Jabil Inc
Registration File Number	333-273111
Form Type	S-3
Submission Type	424B7
Fee Exhibit Type	EX-FILING FEES